Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 429	£ 478	£ 449
Cash settled	2	3	1
Total share based payments	431	481	450
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	245	272	262
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 184	£ 206	£ 187